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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003
                                               --------------

Check here if Amendment [   ]; Amendment Number:
      This Amendment (Check only one.):   [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         George Soros
Address:      c/o Soros Fund Management LLC
              888 Seventh Avenue
              New York, New York  10106

Form 13F File Number:  028-10418

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Richard D. Holahan, Jr.
Title:        Attorney-in-Fact (1)
Phone:        212-397-5516

Signature, Place, and Date of Signing:

/s/ Richard D. Holahan, Jr.         New York, New York             May 14, 2003
---------------------------         ------------------             -------------
[Signature]                         [City, State]                  [Date]

(1) Signed pursuant to a Power of Attorney, dated as of October 30, 2002, granted by Mr. George Soros included as an Exhibit to the Form 13F filed by the Reporting Person on February 14, 2003.

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                  Form 13F File Number              Name
                  --------------------              ----
                       028-06420                    Soros Fund Management LLC

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                             0
                                                        --------

Form 13F Information Table Entry Total:                        7
                                                        --------

Form 13F Information Table Value Total:                 $160,443
                                                        --------
                                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE

                                                           George Soros
                                                     Form 13F Information Table
                                                    Quarter Ended March 31, 2003

Page 3 of 3


                                                                                             Investment             Voting
                                                             Fair         Shares or          Discretion            Authority
                         Title            Cusip           Market Value    Principal         Shared   Shared-
                         -----            -----           ------------    ---------         ------   -------
Issuer                   of Class         Number         (in thousands)    Amount     Sole  Instr.V   Other   Sole  Shared    None
------                   --------         ------         --------------  ----------   ----  -------  -------  ----  ------    ----
----------------------------------------------------------------------------------------------------------------------------------
APEX SILVER
MINES LTD                ORD              G04074103      $     7,587        566,210    X                       X
----------------------------------------------------------------------------------------------------------------------------------
APPLERA CORP             COM AP BIO GRP   038020103      $     1,979        125,000                    X              X
----------------------------------------------------------------------------------------------------------------------------------
BLUEFLY INC              COM              096227103      $       142        172,995    X                       X
----------------------------------------------------------------------------------------------------------------------------------
GOLDEN TELECOM INC       COM              38122G107      $     2,644        177,478                    X              X
----------------------------------------------------------------------------------------------------------------------------------
INTEGRA LIFESCIENCES
HLDGS CP                 COM NEW          457985208      $    15,978        694,675    X                       X
----------------------------------------------------------------------------------------------------------------------------------
JETBLUE AWYS CORP        COM              477143101      $   132,020      4,764,337    X                       X
----------------------------------------------------------------------------------------------------------------------------------
MCG CAPITAL
CORPORATION              COM              58047P107      $        93          9,334    X                       X
----------------------------------------------------------------------------------------------------------------------------------
                                                         $   160,443